Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivable and unbilled revenue are as follows:

	December 31, 2025	December 31, 2024 (As Restated)	December 31, 2023 (As Restated)
	(in thousands)
Accounts receivable (Billed services)	$1,517,217	$1,428,428	$1,795,937
Allowance for credit losses (Note 5)	(42,319)	(35,664)	(31,533)
Accounts receivable (net)	1,474,898	1,392,764	1,764,404
Unbilled revenue (Unbilled services)	1,096,592	1,040,174	853,581
Accounts receivable and unbilled revenue, net	$2,571,490	$2,432,938	$2,617,985

Unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) were as follows:

	December 31, 2025	December 31, 2024 (As Restated)	$ Change	% Change
	(in thousands, except percentages)
Unbilled revenue (Unbilled services)	$1,096,592	$1,040,174	$56,418	5.4%
Unearned revenue (Payments on account )	(1,550,471)	(1,467,671)	(82,800)	5.6%

	December 31, 2024 (As Restated)	December 31, 2023 (As Restated)	$ Change	% Change
	(in thousands, except percentages)
Unbilled revenue (Unbilled services)	$1,040,174	$853,581	$186,593	21.9%
Unearned revenue (Payments on account )	(1,467,671)	(1,566,464)	98,793	(6.3)%